UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2002
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL               Febuary 5, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:    $108,146
                                          (Thousands)
List of Other Included Managers:
NONE

                                                                 FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
American Greetings Corp CL A   COMM             026375105  5993     379300  SH       SOLE                  379300
Brunswick Corp                 COMM             117043109  5207     262200  SH       SOLE                  262200
Black & Decker Corp            COMM             091797100  6489     151300  SH       SOLE                  151300
Cooper Industries Inc-W/RTS    COMM             G24182100  4859     133300  SH       SOLE                  133300
CLOROX Co                      COMM             189054109  5866     142200  SH       SOLE                  142200
Dial Corp New                  COMM             25247D101  4025     197600  SH       SOLE                  197600
Electric Data Systems Corp     COMM             285661104  4880     264800  SH       SOLE                  264800
Fortune Brands Inc             COMM             349631101  7190     154600  SH       SOLE                  154600
Joy Global Inc                 COMM             481165108  3441     305600  SH       SOLE                  305600
Masco Corp                     COMM             574599106  4159     197600  SH       SOLE                  197600
Mattel Inc                     COMM             577081102  7024     366800  SH       SOLE                  366800
Merck & Co Inc                 COMM             589331107  8758     154700  SH       SOLE                  154700
Maytag Corp                    COMM             578592107  2403      84300  SH       SOLE                   84300
Norfolk Southern Corp          COMM             655844108  4882     244200  SH       SOLE                  244200
Newell Rubbermaid Inc          COMM             651229106  2960      97600  SH       SOLE                   97600
Pfizer Inc                     COMM             717081103  7279     238100  SH       SOLE                  238100
Polyone Corp                   COMM             73179P106  1444     368400  SH       SOLE                  368400
Sun Mircosystems Inc           COMM             866810104  4853    1560600  SH       SOLE                 1560600
Trinity Inds Inc               COMM             896522109  5893     310800  SH       SOLE                  310800
Tyco International LTD New     COMM             902124106 10540     617100  SH       SOLE                  617100